FAIR VALUE MEASUREMENTS (Tables)	11 Months Ended
Dec. 31, 2020
FAIR VALUE MEASUREMENTS
Schedule of gross holding gains and fair value of held-to-maturity securities

The gross holding gains and fair value of held-to-maturity securities at December 31, 2020 are as follows:

		Amortized	Gross Holding
Held-To-Maturity	Level	Cost	Gain	Fair Value
U.S. Treasury Securities (Matured on 1/19/2021)	1	$414,279,198	$7,516	$414,286,714

Schedule of company's assets that are measured at fair value on a recurring basis

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at December 31, 2020 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

		December 31,
Description	Level	2020
Assets:
Investments held in Trust Account – U.S. Treasury Securities Money Market Fund	1	$54,000